Summary of Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selected Quarterly Financial Information [Abstract]
Net sales	$ 2,604,596	$ 3,152,285	$ 3,132,139	$ 2,450,284	$ 2,569,412	$ 3,150,570	$ 3,042,995	$ 2,366,556	$ 11,339,304	$ 11,129,533	$ 10,185,532
Gross profit	1,322,239	1,574,552	1,529,986	1,132,449	1,217,975	1,470,955	1,409,653	1,065,901	5,559,226	5,164,484	4,616,566
Net income	$ 198,017	$ 374,491	$ 349,937	$ 131,404	$ 132,743	$ 326,240	$ 291,447	$ 115,457	$ 1,053,849	$ 865,887	$ 752,561
Net income per common share - basic (in dollars per share)	$ 2.15	$ 4.04	$ 3.78	$ 1.41	$ 1.40	$ 3.42	$ 3.00	$ 1.16	$ 11.38	$ 8.95	$ 7.41
Net income per common share - diluted (in dollars per share)	$ 2.12	$ 3.97	$ 3.70	$ 1.38	$ 1.37	$ 3.35	$ 2.94	$ 1.14	$ 11.16	$ 8.78	$ 7.26